Supplementary Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplementary Disclosures Of Cash Flow Information [Abstract]
Supplementary Disclosures Of Cash Flow Information

Note 6.  Supplementary Disclosures of Cash Flow Information

The following information is presented as supplementary disclosures for the consolidated statements of cash flows for the years ended December 31, 2012, 2011 and 2010:

(In thousands)	2012	2011	2010
Cash payments for:
Interest (net of amounts capitalized)	$11,972	$2,261	$29
Income taxes	1,892	87	263
Supplemental investing and financing
activities:
Additions to property and equipment
included in accounts payable and
other accrued liabilities	6,621	2,900	2,492
Borrowings under capital leases	380	990	498
Dividends paid through increase in
borrowings from NTELOS Inc.	-	14,145	29,240
Dividend declared not paid	$3,013	$2,980	$-

The amount of interest capitalized was $0.1 million, less than $0.1 million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The net assets acquired by Lumos Networks in the Business Separation were effectively settled with the $315 million cash payment from Lumos Networks to NTELOS on October 31, 2011 (Note 2).  Of this payment, $177.1 million represented the payoff of intercompany debt owed to NTELOS and the transfer of assets and liabilities between NTELOS and the subsidiaries of NTELOS that now comprise Lumos Networks.